Insurance technical provisions and pension plans (Details 7) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Guarantees for the technical provisions
Total technical provisions	[1]	R$ 239,089,590	R$ 215,840,000
(-) Deferred acquisition cost PPNG reducers		(138,780)	(237,104)
(-) Portion corresponding to contracted reinsurance		(167,260)	(988,350)
(-) Deposits retained at IRB and court deposits		0	(16)
(-) Receivables		(925,999)	(1,068,329)
(-) Unearned premium reserve - Health and dental insurance	[2]	(1,268,243)	(1,182,152)
(-) Reserves from DPVAT agreements		(502,491)	(465,568)
To be insured		236,086,817	211,898,481
Investment fund quotas (VGBL and PGBL)	[3]	190,639,798	168,337,785
Investment fund quotas (excluding VGBL and PGBL)		26,715,093	30,437,664
Government securities		27,619,851	20,069,021
Private securities		182,541	262,727
Shares		1,719,628	1,731,181
Total technical provision guarantees		246,876,911	220,838,378
Insurance
Guarantees for the technical provisions
Total technical provisions	[4]	14,833,555	14,853,104
(-) Deferred acquisition cost PPNG reducers		(138,780)	(237,104)
(-) Portion corresponding to contracted reinsurance		(153,137)	(947,159)
(-) Deposits retained at IRB and court deposits		0	(16)
(-) Receivables		(925,999)	(1,068,329)
(-) Unearned premium reserve - Health and dental insurance	[2]	(1,268,243)	(1,182,152)
(-) Reserves from DPVAT agreements		(502,491)	(465,568)
To be insured		11,844,905	10,952,776
Investment fund quotas (VGBL and PGBL)	[3]	0	0
Investment fund quotas (excluding VGBL and PGBL)		5,076,006	7,164,637
Government securities		9,011,657	5,882,012
Private securities		18,203	93,287
Shares		3,227	2,325
Total technical provision guarantees		14,109,093	13,142,261
Life and Pension
Guarantees for the technical provisions
Total technical provisions	[5],[6],[7]	224,256,035	200,986,896
(-) Deferred acquisition cost PPNG reducers		0	0
(-) Portion corresponding to contracted reinsurance		(14,123)	(41,191)
(-) Deposits retained at IRB and court deposits		0	0
(-) Receivables		0	0
(-) Unearned premium reserve - Health and dental insurance	[2]	0	0
(-) Reserves from DPVAT agreements		0	0
To be insured		224,241,912	200,945,705
Investment fund quotas (VGBL and PGBL)	[3]	190,639,798	168,337,785
Investment fund quotas (excluding VGBL and PGBL)		21,639,087	23,273,027
Government securities		18,608,194	14,187,009
Private securities		164,338	169,440
Shares		1,716,401	1,728,856
Total technical provision guarantees		R$ 232,767,818	R$ 207,696,117

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
[2]	Deduction provided for in article 4 of Normative Resolution ANS no. 392/15; and
[3]	The investment funds 'VGBL' and 'PGBL' were consolidated in the financial statements.
[4]	'Other technical provisions' - Insurance basically refers to the technical provisions of the 'personal health' portfolio;
[5]	'Other technical provisions' - Life and Pension Plan mainly includes the 'Reserve for redemption and other amounts to be settled', 'Reserve for related expenses'
[6]	Includes personal and pension insurance operations.
[7]	Includes personal insurance and pension plans; and